Financial Instruments and Fair Value Disclosures (Schedule of Other Fair Value Measurements (Details) - USD ($) $ in Thousands		12 Months Ended
	Apr. 28, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in equity securities		$ 118,194	$ 0	$ 20,729
Equity method investments		53,875	42,826
Gain on deconsolidation of subsidiary (Note 4(b))		0	0	$ 844
Bergen Joint Venture [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity method investments	$ 3,675	4,227	5,012
Ownership interest percent	25.00%
Gain on deconsolidation of subsidiary (Note 4(b))	$ 844
Equity method investments	$ 4,519
Recurring fair value measurements [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in equity securities		118,194
Investment in related party		338	4,415
Total fair value measurements		118,532	4,415
Warrant liability		1,330	1,802
Interest rate swap, liability		361	165
Total recurring fair value measurements		1,691	1,967
Recurring fair value measurements [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in equity securities		118,194
Investment in related party		158	4,235
Total fair value measurements		118,352	4,235
Warrant liability		1,330	1,802
Interest rate swap, liability		0	0
Total recurring fair value measurements		1,330	1,802
Recurring fair value measurements [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in equity securities		0
Investment in related party		0	0
Total fair value measurements		0	0
Warrant liability		0	0
Interest rate swap, liability		361	165
Total recurring fair value measurements		361	165
Recurring fair value measurements [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in equity securities		0
Investment in related party		180	180
Total fair value measurements		$ 180	$ 180